DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED - Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DAC:
Balance, beginning of period	$ 1,702	$ 1,096	$ 695
Additions	1,346	1,120	635
Derecognition	(1,129)
Amortization	(543)	(514)	(234)
Net change	(326)	606	401
Balance, end of period	1,376	1,702	1,096
DSI:
Balance, beginning of period	257	85	15
Additions	394	182	73
Derecognition	(246)
Amortization	(12)	(10)	(3)
Net change	136	172	70
Balance, end of period	393	257	85
VOBA asset:
Balance, beginning of year	509	404
Acquisition from business combination	9,321	176	538
Derecognition	(221)	37
Amortization	(682)	(108)	(134)
Net change	8,418	105	404
Balance, end of year	8,927	509	404
Total DAC, DSI and VOBA asset	10,696	2,468	1,585
Annuities
DAC:
Balance, beginning of period	1,314	886	695
Additions	764	508	238
Derecognition	(1,129)
Amortization	(63)	(80)	(47)
Net change	(428)	428	191
Balance, end of period	886	1,314	886
DSI:
Balance, beginning of period	257	85	15
Additions	394	182	73
Derecognition	(246)
Amortization	(12)	(10)	(3)
Net change	136	172	70
Balance, end of period	393	257	85
VOBA asset:
Balance, beginning of year	40	26	0
Acquisition from business combination	9,321	0	28
Derecognition	0	19
Amortization	(523)	(5)	(2)
Net change	8,798	14	26
Balance, end of year	8,838	40	26
Total DAC, DSI and VOBA asset	10,117	1,611	997
P&C
DAC:
Balance, beginning of period	171	124	0
Additions	474	464	283
Derecognition	0
Amortization	(461)	(417)	(159)
Net change	13	47	124
Balance, end of period	184	171	124
DSI:
Balance, beginning of period	0	0	0
Additions	0	0	0
Derecognition	0
Amortization	0	0	0
Net change	0	0	0
Balance, end of period	0	0	0
VOBA asset:
Balance, beginning of year	168	68	0
Acquisition from business combination	0	176	185
Derecognition	0	0
Amortization	(141)	(76)	(117)
Net change	(141)	100	68
Balance, end of year	27	168	68
Total DAC, DSI and VOBA asset	211	339	192
Life Insurance
DAC:
Balance, beginning of period	217	86	0
Additions	108	148	114
Derecognition	0
Amortization	(19)	(17)	(28)
Net change	89	131	86
Balance, end of period	306	217	86
DSI:
Balance, beginning of period	0	0	0
Additions	0	0	0
Derecognition	0
Amortization	0	0	0
Net change	0	0	0
Balance, end of period	0	0	0
VOBA asset:
Balance, beginning of year	301	310	0
Acquisition from business combination	0	0	325
Derecognition	(221)	18
Amortization	(18)	(27)	(15)
Net change	(239)	(9)	310
Balance, end of year	62	301	310
Total DAC, DSI and VOBA asset	$ 368	$ 518	$ 396